Deferred Tax - Schedule of Loss Carryforward Period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 619	€ 613
Not recognized deferred tax asset	192	182
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	71	79
Not recognized deferred tax asset	18	20
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	12	18
Not recognized deferred tax asset	4	4
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	18	27
Not recognized deferred tax asset	57	51
Over 15 through 20 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	4	1
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	514	488
Not recognized deferred tax asset	€ 114	€ 107